Note Payable - Related Party (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 11, 2020	Sep. 16, 2019
Note Payable - Related Party (Textual)
Notes payable, related parties	$ 15,000
Interest expense, related party	$ 52	$ 189
Promissory Note Agreement [Member] | Chief Executive Officer [Member]
Note Payable - Related Party (Textual)
Notes payable, related parties				$ 15,000	$ 25,000
Interest-bearing unsecured				6.00%	6.00%